Related-Party Transactions - Transactions with Associates, Joint Ventures and Other Entities (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Assets:
Loans and advances		¥ 125,190,819	¥ 121,716,465
Others		7,983,972	8,327,942
Liabilities:
Deposits		190,022,742	182,097,319
Others		10,821,441	11,025,782
Income statements:
Expense (interest expense and others)	[1]	2,917,319	2,690,719	¥ 2,464,019
Associates, joint ventures, and other entities [Member]
Assets:
Loans and advances		2,087,961	2,160,444
Others		136,162	72,049
Liabilities:
Deposits		325,665	460,472
Others		74,475	72,762
Income statements:
Income (interest income, fee and commission income, and others)		97,311	101,016	87,521
Expense (interest expense and others)		¥ 94,521	¥ 59,968	¥ 43,473

[1]	For the fiscal year ended March 31, 2025, the Group presented “Net gains (losses) arising from derecognition of financial assets at amortized cost” as a separate line item in the consolidated income statements. This line item was not presented separately in prior years but was included within “Other income” and “Other expenses.” The comparative amounts have been restated to conform to the current presentation.